ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2014	2015	2015
	RMB	RMB	US$

Accounts receivable	74,445	23,588	3,642
Less: Allowance for doubtful accounts	-	(19,950)	(3,080)

Accounts receivable, net	74,445	3,638	562